Restrictions to the distribution of earnings - Narrative (Details)	12 Months Ended
	Dec. 31, 2026 installment	Dec. 31, 2025 ARS ($) installment	Apr. 23, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	May 03, 2024 ARS ($)	Apr. 26, 2024 ARS ($)	May 31, 2023 ARS ($)	Apr. 28, 2023 ARS ($)
Restriction to the distribution of earnings [line items]
Percentage of income increase or decrease adjustments of prior years		20.00%
Retained earnings		$ (632,598,859,000)		$ (483,059,249,000)
Special reserve		$ 211,830,083,000
Percentage of capital conversation margin		2.50%
Percentage of distribution earning	60.00%	60.00%
Unappropriated earnings to be allocated to legal reserve as reported previously			$ 70,648,487,000			$ 32,908,378,000		$ 11,765,158,000
Unappropriated earnings to be allocated to legal reserve			92,936,708,000			94,270,211,000		104,952,420,000
Unappropriated retained earnings eligible to be allocated for future distribution of earnings as reported previously			282,593,950,000			131,633,510,000		47,060,630,000
Unappropriated retained earnings eligible to be allocated for future distribution of earnings			371,746,831,000			377,080,843,000		419,809,678,000
Payment of dividends			89,413,163,000		$ 264,227,685,000	264,227,685,000		35,566,224,000
Payment of dividends in restated amounts			$ 117,621,440,000		$ 667,608,056,000	$ 667,608,056,000		223,089,193,000
Dividend payable in kind							$ 50,401,015,000	$ 50,401,015,000
Discount government bills value							$ 49,524,433,015
CER percentage		4.25%
Dividend payables		$ 11,801,738,000
Communication A 8214
Restriction to the distribution of earnings [line items]
Number of monthly installments, distribution of earnings | installment		10
Communication A 8410
Restriction to the distribution of earnings [line items]
Number of monthly installments, distribution of earnings | installment	3
BCRA
Restriction to the distribution of earnings [line items]
Retained earnings		$ 49,998,273,000